Leases (Tables)	9 Months Ended
Sep. 30, 2019
Leases
Summary of changes in right-of-use assets and lease liabilities

	Right-of-use assets	Lease
	Office buildings	liabilities
As at January 1, 2019 (Note 2.2)	1,082	1,068
Additions	687	644
Depreciation	(278)	—
Interest expense	—	65
Payments	—	(439)
As at September 30, 2019	1,491	1,338
Including short-term portion		322